Property and Equipment	3 Months Ended
Mar. 31, 2018
Property, Plant and Equipment [Abstract]
Property and Equipment

5. Property and Equipment

Property and equipment consist of the following:

	As of March 31, 2018	As of December 31, 2017
Furniture and office equipment	$1,076,709	$1,076,709
Leasehold improvements	1,994,514	1,994,514
Laboratory equipment	1,431,681	1,426,581

	4,502,904	4,497,804
Less—accumulated depreciation and amortization	(2,279,307)	(2,071,492)

Property and equipment, net	$2,223,597	$2,426,312